Business developments (Details 3) In Millions, unless otherwise specified	Feb. 25, 2013	Oct. 23, 2013	Nov. 04, 2013	Jun. 16, 2014
Crescent Holding GmbH
Related party disclosures
Shares held by related party	88.5
Portion of registered Group shares held by related party (as a percent)	6.70%
Qatar Holding LLC
Related party disclosures
Shares held by related party		82.0
Portion of registered Group shares held by related party (as a percent)		5.20%
Harris Associates LP
Related party disclosures
Shares held by related party			81.5
Portion of registered Group shares held by related party (as a percent)			5.20%
Norges Bank
Related party disclosures
Shares held by related party				80.0
Portion of registered Group shares held by related party (as a percent)				5.00%